DEBT - Equipment Financing Obligation (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 agreement	Dec. 31, 2018 agreement	Sep. 30, 2023 USD ($)
DEBT
Number of equipment financing arrangements | agreement			1	1
Outstanding balance of notes	$ 244,618				$ 199,008
Balance of notes	244,618	$ 299,950
Balance of interest expense	30,497	$ 36,167
Future principal maturities under the equipment financing obligation
2023	58,973				56,995
2024	56,995				63,698
2025	63,698				64,952
2026	64,952
Total principal maturities	244,618				199,008
Less current portion	(58,973)				(55,510)
Equipment financing obligation, net of current portion	$ 185,645				$ 143,498